Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
—The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expense during the reporting period. The most significant estimates relate to the accruals of research and development costs, including accruals of research contract costs, and assump tions use
d to estimate the fair value of the Company’s stock option awards and, prior to its IPO, to determine the fair value of its common stock. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents and Restricted Cash
—The Company considers all highly liquid investments with a remaining maturity when purchased of three months or less to be cash equivalents. Cash equivalents are reported at carrying values, which approximated their fair values and are based on quoted prices in active markets for identical securities. At December 31, 2023 and December 31, 2022, the Company’s cash equivalents were held in a money market fund. As of December 31, 2023 and 2022, cash consists of cash on deposit with U.S. banks denominated in U.S. dollars, and restricted cash consists of cash on deposit with U.S. banks denominated in U.S. dollars for which its use is restricted and is classified as non-current in
the Company’s consolidated balance sheet according to the timing of maturity, and is associated with collateral for letters of credit issued in connection with its operating lease right-of-use and
finance
lease right-of-use assets
and corresponding lease liabilities. Cash is stated at its historical carrying amount, which approximates fair value due to its short-term nature. Restricted cash is stated at its historical carrying amount, which approximates fair value. The Company regularly maintains cash and cash equivalents and restricted cash balances with financial institutions that exceed Federal Deposit Insurance Corporation insurance limits.

Net Loss per Share
Net Loss per Share—
The Company follows the
two-class
method when computing net income (loss) per common share as the Company has issued shares that meet the definition of participating securities. The two-class
method determines net income (loss) per common share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class
method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considers its convertible preferred stock to be participating securities as, in the event a dividend is paid on common stock, the holders
of these securities would be entitled to receive dividends on a basis consistent with the common stockholders. The Company also considers the shares issued upon the early exercise of stock options that are subject to repurchase to be participating securities because holders of such shares have non-forfeitable
dividend rights in the event a dividend is paid on common stock. There is no allocation required under the two-class
method during periods of loss since the participating securities do not have a contractual obligation to share in the losses of the Company.
Basic net income (loss) per common share is computed by dividing the net income (loss) per common share by the weighted-average number of common shares outstanding for the period. Diluted net income (loss) per common share is computed by adjusting net income (loss) to reallocate undistributed earnings based on the potential impact of dilutive securities. Diluted net loss per common share is computed by dividing the diluted net loss by the weighted-average number of common shares outstanding for the period, including potential dilutive common shares. For the purposes of this calculation, shares of convertible preferred stock are considered potential dilutive common shares.
In periods in which the Company reported a net loss, diluted net loss per common share was the same as basic net loss per common share since dilutive common shares were not assumed to have been issued if their effect was anti-dilutive. During (i) the year ended December 31, 2023, potential common shares related to the conversion of the convertible SAFE Note, which converted into 411,815 common shares in connection with the Company’s IPO on November 2, 2023 (see Note 6), (ii) the years ended December 31, 2023 and December 31, 2022, 8,070,027 potential common shares related to the conversion of series A convertible preferred stock and 5,489,573 potential common shares related to the conversion of series B convertible preferred stock, which converted into 8,070,027 common shares and 6,386,337 common shares, respectively, in connection with the Company’s IPO on November 7, 2023 (see Note 7), and (iii) the years ended December 31, 2023 and December 31, 2022, 2,415,740 and 1,916,194 potential common shares, respectively, related to the exercise of outstanding stock options (see No te 9), were excluded from the computation of diluted net loss per common share because including them would have had an anti-dilutive ef fect as the Company reported net losses for those periods.

Deferred Offering Costs
Deferred Offering Costs
—The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of the proceeds from the offering, either as a reduction of the carrying value of preferred stock or in stockholders’ equity (deficit) as a reduction of additional capital generated as a result of the offering. Should the equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expe
nses in the consolidated statement of operations and comprehensive loss. The Company had no deferred offering costs recorded as of December 31, 2023 or December 31, 2022.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
—Accounts receivable are recorded net of allowances for doubtful accounts. The Company does not have any accounts receivable but in certain cases had a grant receivable balance. For the Company to be in a receivable position related to grants, the cumulative total spend on grants must exceed the cu mulative
cash receipts if there remains additional award money to be collected.

Classification of Convertible Preferred Stock
Classification of Convertible Preferred Stock
—Until the closing of the Company’s IPO on November 7, 2023, the holders of the series A and series B convertible preferred stock had certain liquidation rights in the event of a deemed liquidation that, in certain situations, were not solely within the control of the Company and could have called for the redemption of the then outstanding series A convertible preferred stock. Therefore, the series A and series B convertible preferre
d stock
were classified outside of the stockholders’ equity (deficit) on the Company’s consolidated balance sheets. The carrying value of the convertible preferred stock was not subsequently remeasured to the redemption value until the contingent redemption events were considered to be probable of occurring.

Grant Revenue
Grant Revenue
—Grants received are recognized as grant revenue in the statements of operations as and when they are earned for the specific research and development projects for which these grants are designated. Grant paym ents r
eceived in excess of grant revenue earned are recognized as deferred grant revenue on the Company’s consolidated balance sheet and grant revenue earned in excess of grant payments received is recognized as grant receivable on the Company’s consolidated balance sheet.

Research and Development
Research and Development
—Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred to discover, research, and develop drug candidates, including personnel expenses, allocated facility-related and depreciation expenses, and third-party license fees. Costs incurred to obtain technology licenses are charged immediately to research and development expense if the technology licensed has not reached technological feasibility and has no alternative future use.

General and Administrative
General and Administrative—
General and administrative expenses consist primarily of the cost of employees to engage in corporate functions, such as finance and accounting, information technology, human resources, and legal and executive manage
ment. General and administrative expenses also include rent occupancy costs, office expenses, depreciation and amortization, other general overhead costs, insurance premiums, professional service fees, and costs related to regulatory and litigation matters.

Stock Based Compensation Expense
Stock Based Compensation Expense—
The Company accounts for stock-based payment awards granted to employees and non-employees as
stock-based compensation expense at fair value. The Company’s stock-based payments include stock options and grants of common stock, including common stock subject to vesting. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on a straight-line basis. The measurement date for non-employee awards
is the date of grant without changes in the fair value of the award. Stock-based compensation costs for non-employees are
recognized as expense over the vesting period on a straight-line basis. Stock-based compensation expense is classified in the accompanying statement of operations based on the function to which the related services are provided. As the Company is per mitte
d to repurchase shares legally issued for unvested stock options exercised at their exercise price, (i) cash received for unvested stock options exercised is recorded as a deposit liability as a reclassification from additional paid-in capital
in the Company’s consolidated balance sheet, which is relieved to additional paid-in capital
as such awards vest, (ii) stock based compensation expense is recognized over the requisite service period for each such award, and (iii) the amount and number of shares of common stock outstanding in the Company’s consolidated balance sheet and consolidated statement of convertible preferred stock and stockholders’ equity (deficit) are reduced until such awards vest. The Company recognizes stock-based compensation expense for the portion of awards that have vested. Forfeitures are recorded as they occur. The Company recognizes the cumulative effect of changes in the probability outcomes in the period in which the changes occur.
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company has historically been a private company and lacks company-specific historical and implied volatility information for stock options granted prior to the Company’s IPO. Therefore, the Company estimated its expected stock volatility entirely based on the historical volatility of a publicly traded set of peer companies for stock options granted prior to its IPO, and estimates its expected stock price volatility primarily based on the historical volatility of a publicly traded set of peer companies for stock options granted since its IPO, each for a period equal to the expected life of the stock options granted, and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the
Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. The expected dividend yield is zero as the Company has never paid cash dividends on its common stock and does not expect to pay any cash dividends in the foreseeable future.

Income Taxes
Income Taxes
—Prior to November 20, 2020, the Company was an LLC entity and elected to be treated under the Partnership provisions of the Internal Revenue Code. Accordingly, the LLC entity was not viewed as a tax-paying entity
in any jurisdiction and all income and deductions of the LLC entity flowed through to the individual members and therefore no income tax es were
recorded by the Company. On November 20, 2020, the Company converted to a C Corporation.
The Company accounts for income taxes under the asset and liability method pursuant to ASC 740,
Income Taxes
. Under this method, the Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recorded for deferred tax assets if it is more likely than not that some portion or all of the deferred tax assets will not be realized based on all available positive and negative evidence. Under the Tax Cuts and Jobs Act of 2017, the Company is required to capitalize, and subsequently amortize, research and development expenses over five years for research activities conducted in the U.S. and over fifteen years for research activities conducted outside of the U.S commencing in 2022. The capitalization of research and development expenses during the year resulted in a decrease to our operating loss generation during the years ended December 31, 2023 and December 31, 2022 as compared to prior periods (see Note 11). As of December 31, 2023 and December 31, 2022, the Company continues to maintain a full valuation allowance against its deferred tax assets.
The Company recognizes a tax benefit only if it is more likely than not the tax position will be sustained on examination by the local taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit greater than 50% likelihood of being realized upon settlement with the related tax authority. The changes in recognition or measurement are reflected in the period in which the change in judgment occurs. As of December 31, 2023 and December 31, 2022, the Company has not identified any uncertain tax positions.
The Company records interest and penalties related to uncertain tax positions in the provision for income taxes.

Fair Value Measurements
Fair Value Measurements
—Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:
Level 1
—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3
—Inputs are unobservable inputs for the asset or liability.

Concentrations of Credit Risk
Concentrations of Credit Risk
—Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and restricted cash. The Company’s cash and restricted cash balances exceed Federal Deposit Insurance Corporation insurance limits, and the Company’s cash equivalents consist of investments in a U.S. government money market fund. The Company’s cash and cash equivalents and restricted cash is held with large financial institutions that management believes to be of high credit quality. To date, the Company has not recognized any losses caused by uninsured balances.

Segment Information
Segment Information
—The Company manages its operations as a
single
segment for the purposes of assessing performance and allocating resources. The Company is focused on preclinical and clinical stage gene therapies, and speci ficall
y on hereditary and acquired diseases of high unmet need. The Company’s chief operating decision maker (“CODM”) reviews the Company’s financial informati on on
an aggregated basis for purposes of assessing performance and allocating resources. All assets are held in the United States. The Company has not earned any product revenue through December 31, 2023.

Property and Equipment
Property and Equipment
—Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization is recognized using the straight-line method over the estimated useful life of each asset. Such costs are periodically reviewed for recoverability when impairment indicators are present. Such indicators include, among other factors, unused capacity, market value declines, and technology obsolescence. Recorded values of asset groups of equipment that are not expected to be recovered through undiscounted future net cash flows are written down to current fair value, which generally is determined from estimated discounted future net cash flows (assets held for use) or net realizable value (assets held for sale).
Costs for capital assets not yet placed into service are capitalized as construction-in-progress and
depreciated once placed into service. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation and amortization are removed from the accounts and any resulting gain or loss is included in loss from operations. Expenditures for repairs and maintenance that do no improve or extend the life of the respective assets are charged to expense in the period incurred. See Note 5 for information regarding the Company’s capitalized operating and finance lease right-of-use assets.
The following is the summary of property and equipment and related accumulated depreciation as of December 31, 2023, and December 31, 2022 (years not stated in thousands):

	Useful Life	December 31, 2023	December 31, 2022
Internal use software	3 years	$296	$245
Furniture and fixtures	5 years	380	375
Lab equipment	7 years	514	279
Leasehold improvements	7 years	247	232

Total property and equipment		1,437	1,131
Less: accumulated depreciation and amortization		(381)	(133)

Total property and equipment, net		$1,056	$998

Leases
Leases
—In accordance with ASC 842,
Leases
, the Company determines if an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use asset
and a lease liability on the consolidated balance sheet for all leases with an initial lease term of greater than 12 months. Leases with an initial term of 12 months or less are not recorded in the balance sheet, but payments are recognized as expense on a straight-line basis over the lease term. The Company has elected not to recognize leases with terms of 12 months or less.
A lease qualifies as a finance lease if any of the following criteria are met at the inception of the lease: (i) there is a transfer of ownership of the leased asset to the Company by the end of the lease term, (ii) the Company holds an option to purchase the leased asset that it is reasonably certain to exercise, (iii) the lease term is for a major part of the remaining economic life of the leased asset, (iv) the present value of the sum of lease payments equals or exceeds substantially all of the fair value of the leased asset, or (v) the nature of the leased asset is specialized to the point that it is expected to provide the lessor no alternative use at the end of the lease term. All other leases are recorded as operating leases.
The Company enters into contracts that contain both lease
and non-lease components. Non-lease components
may include maintenance, utilities, and other operating costs. The Company combines the lease and non-lease components
of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets
and lease liabilities, but rather are expensed when the event determining the amount of variable consideration to be paid occurs.
Operating
lease right-of-use assets
and lease liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease. If the implicit rate is not readily determinable, the Company utilizes an estimate of its incremental borrowing rate based upon the available information at the operating lease commencement date. Operating lease right-of-use
assets are further adjusted for prepaid or accrued lease payments. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Finance lease right-of-use assets
and lease liabilities are recognized upon receipt of the assets based on their fair values, and are amortized to depreciation expense using the straight-line method over the estimated useful lives of the related assets. Finance lease liability payments are bifurcated into (i) a portion that is recorded as interest expense and (ii) a portion that reduces the finance liability associated with the lease, according to the interest rates implicit in the leases.
Certain of the Company’s leases include options to extend or terminate the lease. The amounts determined for the
Company’s right-of-use assets
and lease liabilities generally do not assume that renewal options or early-termination provisions, if any, are exercised, unless it is reasonably certain that the Company will exercise such options.

Recent Accounting Pronouncements Not Yet Adopted
Recent Accounting Pronouncements Not Yet Adopted—
In December 2023, the FASB issued ASU No.
2023-09,
 Income Taxes
(Topic 740). ASU
No. 2023-09
requires disaggregation of the effective tax rate reconciliation into standard categories, enhances disclosure of income taxes paid, and modifies other income tax-related
disclosures. ASU
No. 2023-09
will be effective for t
he Co
mpany starting in annual periods in 2025, with early adoption permitted. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements.
In November 2023, the FASB issued ASU No.
2023-07,
 Segment Reporting—Improving Reportable Segment Disclosures
(Topic 280). ASU
No. 2023-07
requires disclosures to include significant segment expenses that are regularly provided to the CODM, a description of other segment items by reportable segment, and any additional measures of a segment’s profit or loss used by the CODM when deciding how to allocate resources. ASU
No. 2023-07
also requires all annual disclosures currently required by Topic 280 to be included in interim periods. ASU
No. 2023-07
is effective for the Company starting in annual periods in 2024 and interim periods in 2025, with early adoption permitted and retrospective application required to all prior periods presented in the financial statements. The Company is currently assessing the impact of adopting this guidance on its consolidated financial statements but does not expect it to have a material impact.